Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

5.	Fair Value of Financial Instruments

ASC 820, Fair Value Measurements, states that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The three-tiered fair value hierarchy, which prioritizes which inputs should be used in measuring fair value, is comprised of: (Level I) observable inputs such as quoted prices in active markets; (Level II) inputs other than quoted prices in active markets that are observable either directly or indirectly and (Level III) unobservable inputs for which there is little or no market data. The fair value hierarchy requires the use of observable market data when available in determining fair value.
Fair value measurement on a recurring basis
Assets and liabilities that were measured at fair value on a recurring basis were as follows:

	As of December 31, 2020				As of December 31, 2021
	Fair Value	Level I	Level II	Level III	Fair Value	Level I	Level II	Level III
Assets
Short-term investments (Note 2( j ))	2,820,711	—	2,820,711	—	2,833,763	—	2,833,763	—
Derivative assets – forward exchange contract (Note 2(e))	105,183	—	105,183	—	—	—	—	—
Debt investments(i) (Note 13 )	—	—	—	—	1,338,822	—	—	1,338,822

	2,925,894	—	2,925,894	—	4,172,585		2,833,763	1,338,822

Liabilities
Derivative liabilities - forward exchange contract (Note 2(e))	—	—	—	—	48,605	—	48,605	—

(i)
Debt investments do not have readily determinable market value, which were categorized as Level III in the fair value hierarchy. The Group uses a combination of valuation methodologies, including equity allocation model, market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of comparable companies. Since the debt investments were acquired at the end of 2021, no significant change in its fair value as of December 31, 2021.

Fair value measurement on a
non-recurring
basis
The Group measures investments without readily determinable fair value on a non-recurring
basis when impairment charges and fair value change due to observable price change are recognized. These non-recurring
fair value measurements use significant unobservable inputs (Level III). An observable price change is usually resulting from new rounds of financing of the investees. The Group determines whether the securities offered in new rounds of financing are similar to the equity securities held by the Group by comparing the rights and obligations of the securities. When the securities offered in new rounds of financing are determined to be similar to the securities held by the Group, it adjusts the observable price of the similar security to determine the amount that should be recorded as an adjustment in the carrying value of the security to reflect the current fair value of the security held by the Group by using the backsolve method based on the equity allocation model with adoption of some key parameters such as risk-free rate, equity volatility, probability of each scenario and dividend yield.